Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Summary of Employee Compensation Costs

	2017	2016	2015
	RMB	RMB	RMB
Wages, salaries and allowances	82,639	75,461	75,651
Social security costs	42,745	42,201	42,431

	125,384	117,662	118,082